Note 14 - Financial Instruments (Details) - Fair Value of Financial Assets and Financial Liabilities not Measured on a Recurring Basis (USD $)	Feb. 28, 2014		Nov. 30, 2013		Nov. 30, 2012
Fair Value of Financial Assets and Financial Liabilities not Measured on a Recurring Basis [Abstract]
Due to related parties (iii)	$ 738,856	[1]	$ 759,564	[1]
Due to related parties (iii)	501,086	[1]	515,130	[1]
Convertible debt (iii)	1,404,031	[1]	1,376,456	[1]
Convertible debt (iii)	$ 1,333,758	[1]	$ 1,290,683	[1]	$ 728,950	[2]

[1]	The Company calculated the interest rate for the convertible debt and due to related parties based on the Company's estimated cost of raising capital and used the discounted cash flow model to calculate the fair value of the convertible debt and the amounts due to related parties.
[2]	Conversion options are included in the convertible debenture on the consolidated balance sheet.